Private Placement Disclosure [Text Block]	12 Months Ended
Mar. 31, 2019
Private Placement Disclosure [Text Block]

4. PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor and Cowen Investments purchased an aggregate of 561,250 Private Units for an aggregate purchase price of $5,612,500, of which 425,000 Private Units were purchased by the Sponsor and 136,250 Private Units were purchased by Cowen Investments. The proceeds from the Private Units were added to the net proceeds from the Initial Public Offering held in the Trust Account.

The Private Units are identical to the Units sold in the Initial Public Offering, except for the Private Warrants, as described in Note 7. The holders have agreed not to transfer, assign or sell any of the Private Units or underlying securities (except to certain permitted transferees and provided the transferees agree to the same terms and restrictions as the permitted transferees of the founder shares must agree to) until after the completion of a Business Combination.